Annual Total Returns - (Nomura Fixed income mutual fund - Classes A, C, and Institutional) - Class A	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
(Nomura Tax-Free California Fund)
Prospectus [Line Items]
Annual Return [Percent]	2.78%	9.15%	(12.32%)	4.08%	5.18%	7.88%	0.12%	6.39%	0.24%	3.95%
(Nomura Tax-Free Idaho Fund)
Prospectus [Line Items]
Annual Return [Percent]	3.11%	6.82%	(11.91%)	4.04%	4.19%	6.67%	0.81%	4.23%	0.44%	2.87%
(Nomura Tax-Free New York Fund)
Prospectus [Line Items]
Annual Return [Percent]	2.51%	8.60%	(12.27%)	3.90%	4.74%	7.66%	0.20%	5.32%	0.33%	3.84%
(Nomura Minnesota High-Yield Municipal Bond Fund)
Prospectus [Line Items]
Annual Return [Percent]	4.47%	5.58%	(10.71%)	3.07%	3.55%	7.73%	0.58%	5.66%	0.30%	3.24%
(Nomura National High-Yield Municipal Bond Fund)
Prospectus [Line Items]
Annual Return [Percent]	4.96%	8.72%	(14.86%)	7.85%	5.91%	10.05%	0.92%	9.14%	0.74%	4.64%